UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-2657

WADDELL & REED ADVISORS MUNICIPAL BOND FUND, INC.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code:		913-236-2000
Date of fiscal year end:	September 30, 2003
Date of reporting period:	September 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

Waddell & Reed Advisors Funds

Municipal Bond Fund
Annual Report
September 30, 2003

CONTENTS
3	Manager's Discussion
7	Performance Summary
9	Portfolio Highlights
10	Investments
38	Statement of Assets and Liabilities
39	Statement of Operations
40	Statement of Changes in Net Assets
41	Financial Highlights
45	Notes to Financial Statements
51	Independent Auditors' Report
52	Income Tax Information
54	Directors & Officers
61	Annual Privacy Notice
62	Householding Notice

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Municipal Bond Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the Waddell & Reed Advisors Municipal Bond Fund, Inc. current prospectus and current Fund performance information.

MANAGER'S DISCUSSION

September 30, 2003

An interview with Bryan Bailey, CFA, portfolio manager of
Waddell & Reed Advisors Municipal Bond Fund, Inc.

This report relates to the operation of Waddell & Reed Advisors Municipal Bond Fund, Inc. for the fiscal year ended September 30, 2003. The following discussion, graphs and tables provide you with information regarding the Fund's performance during that period.

How did the Fund perform during the last fiscal year?

The Fund's Class A shares declined 1.55 percent for the fiscal year, including the impact of sales load and, without the sales load impact, increased 2.82 percent for the fiscal year. This compares with the Lehman Brothers Municipal Bond Index (reflecting the performance of securities that generally represent the municipal bond market), which increased 3.89 percent for the period, and the Lipper General Municipal Debt Funds Universe Average (reflecting the performance of funds with similar investment objectives), which increased 2.91 percent for the period. It should be noted that, in the comparison charts, the value of the investment in the Fund is impacted by the sales load at the time of the investment, while the values for the benchmark index and the Lipper category do not reflect a sales load.

Why did the Fund lag its benchmark index during the fiscal year?

In our opinion, an overweight concentration in 10- to 15-year bonds is the primary factor that dragged the Fund's fiscal year performance below the benchmark average. During the Fund's fiscal year, there were three specific episodes where the market sold off violently (October 2002, March 2003 and June/July 2003). In each instance, the price erosion in this part of the yield curve was magnified by the heavy presence of nontraditional and arbitrage fixed income players who had different motives and time horizons than traditional long-term market participants. While we had been consciously reducing the interest rate sensitivity of the Fund and concentrating on more defensive structures, the volatility and sheer size of the nontraditional/arbitrage players resulted in counterintuitive underperformance. We believe the heavy presence of these players resulted in 10- to 15-year bonds being hypersensitive to interest rate moves, while longer duration bonds actually outperformed during these episodes. We have since moderated our concentration in this part of the yield curve in an effort to mitigate future event risk.
However, there were several factors that we believe contributed positively to the Fund's performance throughout the fiscal year. Maintaining the overall quality of the Fund at AA1 (Moody's Investor Service rating) benefited performance in a period where higher quality bonds outperformed lower quality investment-grade bonds. Sector and state selection decisions also contributed positively to Fund performance. Underweight exposure to the poorly performing Industrial Development Revenue/Pollution Control Revenue (IDR/PCR) and tobacco sectors proved beneficial, as the Fund was once again nimble and avoided many of the credit disasters that plagued the market during this very difficult period. The Fund held below-market exposure in the second largest index participant (California), whose bonds significantly underperformed the overall index during the fiscal year, while holding notable overweight positions in the outperforming states of Arizona, Colorado, Indiana and Oregon.

What other market conditions or events influenced the Fund's return during the fiscal year?

As stated above, we believe an overweight concentration in the 10- to 15-year part of the yield curve during three specific violent market sell-offs was the primary factor that caused the Fund to underperform its benchmark and peer group during the fiscal year.

What strategies and techniques did you employ that specifically affected the Fund's performance?

Maintaining the quality of the Fund, improving the diversification between sectors and states, and reducing position sizes has, in our view, dramatically reduced the volatility of the Fund. Our management style is essentially top-down with an emphasis on identifying relative value opportunities between sectors, states and different security structures, while simultaneously attempting to exploit opportunities presented by the shape of the yield curve. A diligent approach to ongoing credit analysis and subsequent surveillance after purchase enabled the Fund to avoid many of the credit disasters that we believe plagued some of our competitors.

What industries or sectors did you emphasize during the fiscal year, and what looks attractive to you going forward?

We entered the fiscal year heavily underweighted in general obligation bonds issued by states and various large metropolitan cities. We felt that the market was underestimating the severity of the budget shortfalls faced by many of these issuers, and therefore entered the fiscal year with much caution. However, as state and city fiscal situations began to improve, and with wider than average spreads available in the market place, we felt that the market presented a value entry point and began to build exposure in the general obligation bonds of certain issuers, specifically the state of California, the state of Massachusetts and New York City. We anticipate increasing our exposure in these issues if opportunities present themselves.
Going forward, we expect to keep the credit quality of the Fund in the AA category, while actively seeking relative value opportunities between sectors, states, and security structures. Positioning and asset distribution across the yield curve will likely continue to be a vital part of our investment strategy. We expect to maintain the Fund's neutral to defensive exposure to interest rate risk. We feel that the Fund is well positioned relative to its peers at this point. In an effort to achieve the Fund's objective, we intend to continue investing in short, intermediate and longer-term (when appropriate) investment grade municipal bonds with an emphasis on quality and capital preservation with minimal yield sacrifice.
Sincerely,

Bryan Bailey, CFA
Manager
Waddell & Reed Advisors
Municipal Bond Fund, Inc.

The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

Comparison of Change in Value of $10,000 Investment

Waddell & Reed Advisors Municipal Bond Fund, Inc., Class A Shares(1)	$15,671
Lehman Brothers Municipal Bond Index	$17,963
Lipper General Municipal Debt Funds Universe Average	$16,170

	Waddell & Reed Advisors Municipal Bond Fund,Inc.	Lehman Brothers Municipal Bond Index	Lipper General Municipal Debt Funds Universe Average

9-30-93 Purchase	$ 9,575	$10,000	$10,000
9-30-94	9,201	9,756	9,619
9-30-95	10,260	10,848	10,558
9-30-96	10,996	11,504	11,154
9-30-97	12,070	12,542	12,125
9-30-98	13,117	13,635	13,123
9-30-99	12,664	13,540	12,724
9-30-00	13,201	14,376	13,321
9-30-01	14,161	15,873	14,600
9-30-02	15,241	17,291	15,712
9-30-03	15,671	17,963	16,170

(1)The value of the investment in the Fund is impacted by the sales load at the time of the investment and by the ongoing expenses of the Fund and assumes reinvestment of dividends and distributions.

Average Annual Total Return(2)

Period	Class A	Class B	Class C	Class Y

1-year period ended 9-30-03	-1.55%	-2.16%	1.79%	3.01%
5-year period ended 9-30-03	2.73%	-	-	-
10-year period ended 9-30-03	4.59%	-	-	-
Since inception of Class(3) through 9-30-03	-	3.98%	4.63%	4.00%

(2)Performance data quoted represents past performance and is based on deduction of the maximum applicable sales load for each of the periods. Class A shares carry a maximum front-end sales load of 4.25%. Class B and Class C shares carry a maximum contingent deferred sales charge (CDSC) of 5% and 1%, respectively. (Accordingly, the Class C shares reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase.) Total returns reflect share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.
(3)10-5-99 for Class B shares, 10-7-99 for Class C shares and 12-30-98 for Class Y shares (the date on which shares were first acquired by shareholders).
Past performance is not necessarily indicative of future performance. Indexes are unmanaged. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

SHAREHOLDER SUMMARY OF MUNICIPAL BOND FUND

GOAL

Municipal Bond Fund

To seek to provide income that is not subject to Federal income tax. (Income may be subject to state and local taxes and a significant portion may be subject to the Federal alternative minimum tax.)

Strategy

Invests primarily in tax-exempt municipal bonds, mainly of investment grade. The Fund diversifies its holdings among two main types of municipal bonds: general obligation bonds and revenue bonds.

Founded

1976

Scheduled Dividend Frequency

Monthly

Performance Summary - Class A Shares

Per Share Data

For the Fiscal Year Ended September 30, 2003

Dividends paid	$ 0.25

Net asset value on
9-30-03	$ 7.09
9-30-02	7.14

Change per share	$(0.05)

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF MUNICIPAL BOND FUND

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)

	Class A		Class B

	With Sales Load(B)	Without Sales Load(C)	With CDSC(D)	Without CDSC(E)
Period

1-year period ended 9-30-03	-1.55%	2.82%	-2.16%	1.80%
5-year period ended 9-30-03	2.73%	3.62%	-	-
10-year period ended 9-30-03	4.59%	5.05%	-	-
Since inception of Class (F)	-	-	3.98%	4.64%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. (B)Performance data is based on deduction of 4.25% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.
(F)10-5-99 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)

Period	Class C (B)	Class Y(C)

1-year period ended 9-30-03	1.79%	3.01%
5-year period ended 9-30-03	-	-
10-year period ended 9-30-03	-	-
Since inception of Class(D)	4.63%	4.00%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase.)
(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D)10-7-99 for Class C shares and 12-30-98 for Class Y shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF MUNICIPAL BOND FUND

Portfolio Highlights

On September 30, 2003, Waddell & Reed Advisors Municipal Bond Fund, Inc. had net assets totaling $754,752,711 invested in a diversified portfolio.

As a shareholder of Waddell & Reed Advisors Municipal Bond Fund, Inc., for every $100 you had invested on September 30, 2003, your Fund owned:

Other Municipal Bonds	$13.53
School General Obligation Bonds	$10.08
Housing Revenue Bonds	$9.55
Lease/Certificate of Participation Bonds	$8.47
Airport Revenue Bonds	$7.95
Hospital Revenue Bonds	$7.91
Transportation Revenue Bonds	$7.71
Public Power Revenue Bonds	$6.98
State General Obligation Bonds	$5.13
Cash and Cash Equivalents	$4.71
Water and Sewer Revenue Bonds	$4.66
City General Obligation Bonds	$3.94
Special Tax Bonds	$3.40
Education Revenue	$3.00
Student Loan Bonds	$2.98

2003 TAX YEAR TAXABLE EQUIVALENT YIELDS(1)

If your Taxable Income is:		Your Marginal Tax Bracket Is

			Equivalent Tax Free Yields
Joint return	Single Return		3%	4%	5%	6%

$0- 12,000	$0- 6,000	10%	3.33%	4.44%	5.56%	6.67%
$12,001- 47,450	$6,001- 28,400	15%	3.53%	4.71%	5.88%	7.06%
$47,451-114,650	$28,401- 68,800	27%	4.11%	5.48%	6.85%	8.22%
$114,651-174,700	$68,801-143,500	30%	4.29%	5.71%	7.14%	8.57%
$174,701-311,950	$143,501-311,950	35%	4.62%	6.15%	7.69%	9.23%
$311,951 and above	$311,951 and above	38.6%	4.89%	6.51%	8.14%	9.77%

(1)Table is for illustration only and does not represent the actual performance of Waddell & Reed Advisors Municipal Bond Fund, Inc.

THE INVESTMENTS OF MUNICIPAL BOND FUND

September 30, 2003

MUNICIPAL BONDS	Principal Amount in Thousands	Value

ALASKA - 0.32%

Alaska Housing Finance Corporation, Housing Development Bonds, 1997 Series B (AMT),
5.8%, 12-1-29	$2,390	$2,447,336

ARIZONA - 3.25%

Certificates of Participation, Series 2003A, Evidencing Proportionate Interests of the Owners Thereof in Lease Payments to be Made By the Arizona School Facilities Board, as Lessee for Certain Real and Personal Property, Pursuant to a Lease-to Own Agreement,

5.0%, 9-1-08	5,000	5,645,750
Arizona Educational Loan Marketing Corporation (A Nonprofit Corporation Organized Pursuant to the Laws of the State of Arizona), 2001 Educational Loan Revenue Bonds, 2001 Senior Series 2001A-2 Bonds,
4.95%, 3-1-09	5,000	5,364,600
The Industrial Development Authority of the City of Phoenix, Arizona, Single Family Mortgage Revenue Bonds, Series 2002-1A,
6.2%, 3-1-34	3,450	3,840,368
Arizona Health Facilities Authority, Hospital Revenue Bonds (John C. Lincoln Health Network), Series 2000,
6.875%, 12-1-20	2,500	2,703,925
City of Phoenix Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series 2002B (AMT),
5.75%, 7-1-14	2,000	2,259,140
Arizona Tourism and Sports Authority, Tax Revenue Bonds (Multipurpose Stadium Facility Project), Series 2003A,
5.375%, 7-1-19	1,120	1,247,019
Certificates of Participation, Series 2002A, Evidencing Proportionate Interests of the Owners Thereof in Lease Payments to be Made By the State of Arizona (Acting by and Through the Director of the Department of Administration), as Lessee for Certain Real and Personal Property,

5.5%, 5-1-13	1,000	1,155,080
Arizona Transportation Board, Highway Revenue Refunding Bonds, Series 2002A,
5.25%, 7-1-13	1,000	1,140,720

Certificates of Participation (Arizona State University Projects), Series 2002, Evidencing the Proportionate Interests of the Owners Thereof in Lease Payments to be Made Pursuant to a Lease-Purchase Agreement by the Arizona Board of Regents, as Lessee for the Benefit of Arizona State University,

5.375%, 7-1-13	1,000	1,140,140

		24,496,742

ARKANSAS - 1.21%

Arkansas Development Finance Authority: Wastewater System Revolving Loan Fund Revenue Bonds, 2001 Refunding Series A,
5.5%, 12-1-13	2,500	2,917,325
Correction Facilities Revenue Refunding Bonds, 2003 Series A,
5.0%, 11-15-08	1,710	1,930,744
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2002,
5.0%, 12-1-07	2,000	2,250,300
Jefferson County, Arkansas, Hospital Revenue Improvement and Refunding Bonds (Jefferson Regional Medical Center), Series 2001,
5.8%, 6-1-21	1,000	1,049,030
Arkansas Development Finance Authority, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2003 Series D (AMT),
5.3%, 7-1-24	1,000	1,019,540

		9,166,939

CALIFORNIA - 12.45%

State of California, Various Purpose General Obligation Bonds:
5.25%, 2-1-15	5,000	5,431,450
5.25%, 2-1-19	5,000	5,254,300
5.25%, 2-1-14	2,000	2,191,180
5.25%, 2-1-19	2,000	2,101,720
State of California, Department of Water Resources: Power Supply Revenue Bonds, Series 2002A:
5.25%, 5-1-07	3,000	3,354,810
5.5%, 5-1-08	2,250	2,574,787
Central Valley Project, Water System Revenue Bonds, Series X,
5.5%, 12-1-16	1,000	1,163,430
California Statewide Communities Development Authority, Hospital Revenue Certificates of Participation, Cedars-Sinai Medical Center, Series 1992,
6.5%, 8-1-12	5,200	6,171,308
Golden State Tobacco Securitization Corporation, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B:
5.5%, 6-1-33	3,000	2,969,430
5.375%, 6-1-28	3,000	2,949,480
The Metropolitan Water District of Southern California, Water Revenue Bonds, 2003 Authorization, Series B-2,
5.0%, 10-1-27	5,000	5,070,300
Southern California Public Power Authority, Multiple Project Revenue Bonds, 1989 Series,
6.75%, 7-1-12	3,455	4,207,015
Foothill/Eastern Transportation Corridor Agency, Toll Road Refunding Revenue Bonds, Series 1999, Capital Appreciation Bonds,
0.0%, 1-15-17	7,500	3,832,725
State of California, General Obligation Bonds,
6.0%, 2-1-15	3,000	3,506,220
Los Angeles Unified School District (County of Los Angeles, California), General Obligation Bonds, Election of 2002, Series A (2003),
5.25%, 7-1-19	3,000	3,257,070
Long Beach Bond Finance Authority, Tax Allocation Revenue Bonds (Downtown, North Long Beach, Poly High and West Beach Redevelopment Project Areas), 2002 Series A,
5.375%, 8-1-15	2,505	2,820,430
Gilroy Unified School District (County of Santa Clara, California), General Obligation Bonds, Election of 2002, Series 2003,
5.25%, 8-1-19	2,525	2,742,882
City of Big Bear Lake, California, Department of Water and Power, 1996 Water Revenue Refunding Bonds,
6.0%, 4-1-22	2,000	2,382,320
County of Sacramento, Airport System Revenue Bonds, Series 2002A (Non-AMT),
5.25%, 7-1-16	2,080	2,302,477

Fremont Unified School District, Alameda County, California, Election of 2002 General Obligation Bonds, Series A,
5.375%, 8-1-18	2,035	2,244,422
San Mateo Union High School District (San Mateo County, California), Election of 2000 General Obligation Bonds, Series B Capital Appreciation Bonds:
0.0%, 9-1-15	2,500	1,488,675
0.0%, 9-1-11	1,000	751,150
Fremont-Newark Community College District, Alameda County, California, Election of 2002 General Obligation Bonds, Series A:
5.375%, 8-1-15	1,000	1,121,110
5.375%, 8-1-16	1,000	1,109,590
Solano County Community College District, Solano County and Yolo County, California, General Obligation Bonds, Election of 2002, Series 2003A,
5.0%, 8-1-19	2,065	2,184,832
Foothill - De Anza Community College District, Santa Clara County, California, Election of 1999 General Obligation Bonds, Series B,
5.25%, 8-1-19	2,000	2,172,580
Department of Water and Power of the City of Los Angeles, Power System Revenue Bonds, 2003 Series B,
5.125%, 7-1-19	2,000	2,143,260
The Regents of the University of California, General Revenue Bonds, 2003 Series A,
5.125%, 5-15-19	2,000	2,140,960
Anaheim Union High School District (Orange County, California), Election of 2002 Series A General Obligation Bonds:
5.375%, 8-1-17	1,000	1,104,490
5.375%, 8-1-15	750	844,440
Chaffey Community College District, San Bernardino County, California, Tax-Exempt General Obligation Bonds, Series 2002A,
5.25%, 7-1-15	1,635	1,822,943
Salinas Union High School District, County of Monterey, California, General Obligation Bonds, 2002 Election, Series A,
5.5%, 6-1-16	1,350	1,527,701
City of Burbank, California, Burbank Water and Power, Electric Revenue Bonds, Series of 2002,
5.375%, 6-1-18	1,380	1,520,857
City of Oceanside, 2003 Certificates of Participation (1993 Series A Refunding), City of Oceanside, Pursuant To a Lease with the Oceanside Public Financing Authority,
5.0%, 4-1-10	1,140	1,285,817
Banning Unified School District, General Obligation Bonds, 2002 Election, Series A (Riverside County, California),
5.0%, 8-1-24	1,185	1,207,977
San Gabriel Unified School District, Los Angeles County, California, Election of 2002 General Obligation Bonds, Series A,
5.375%, 8-1-15	1,065	1,199,105
Port of Oakland, California, Revenue Bonds, 2002 Series M (Non-AMT),
5.25%, 11-1-13	1,000	1,130,910
Victor Elementary School District (San Bernardino County, California), Election of 2001 Series A General Obligation Bonds,
5.375%, 8-1-17	1,005	1,110,012
Delta Counties Home Mortgage Finance Authority (California), Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 1998 Series A,
5.2%, 12-1-14	880	947,065
California Rural Home Mortgage Finance Authority, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 1998 Series B, Class 5,
6.35%, 12-1-29	640	660,237

		94,001,467

COLORADO - 3.60%

Colorado Housing and Finance Authority, Single Family Program Senior and Subordinate Bonds:
2001 Series B-2 Senior Bonds,
6.8%, 2-1-31	3,975	4,362,642
2001 Series C-2 Senior Bonds,
6.6%, 8-1-32	3,990	4,336,970
1999 Series A-2 Senior Bonds,
6.45%, 4-1-30	1,470	1,574,046
2001 Series A-2 Senior Bonds,
6.5%, 8-1-31	1,370	1,481,518
2000 Series D-2 Senior Bonds,
6.9%, 4-1-29	1,000	1,061,860
1997 Series C-2 Senior Bonds,
6.875%, 11-1-28	850	880,005
Denver Convention Center Hotel Authority, Convention Center Hotel, Senior Revenue Bonds, Series 2003A,
5.0%, 12-1-19	3,000	3,189,030
Colorado Department of Transportation, Transportation Revenue Anticipation Notes, Series 2002,
5.25%, 6-15-10	2,000	2,281,620
Weld County School District 6, Weld County, Colorado, General Obligation Refunding Bonds, Series 2002-96R,
5.0%, 12-1-09	1,700	1,930,826
School District No. 12, Adams County, Colorado (Adams 12 Five Star Schools), General Obligation Bonds, Series 2002A,
5.25%, 12-15-08	1,390	1,591,300
Certificates of Participation, Series 2002, Evidencing a Proportionate Interest in the Base Rentals and Other Revenues Under an Annually Renewable Lease Purchase Agreement between Northern Colorado Water Conservancy District Building Corporation, as Lessor, and the Northern Colorado Water Conservancy District, as Lessee,

5.5%, 10-1-14	1,025	1,179,457
Colorado Health Facilities Authority, Revenue Bonds (Exempla, Inc.), Series 2002A,
5.5%, 1-1-23	1,120	1,141,022
City of Lafayette, Colorado, Acting by and through its Water Fund Enterprise, Water Revenue Bonds, Series 2003A,
5.25%, 12-1-20	1,010	1,105,677
Highlands Ranch Metropolitan District No. 3, Douglas County, Colorado, General Obligation Bonds, Series 1999,
5.3%, 12-1-19	1,000	1,055,780

		27,171,753

CONNECTICUT - 0.66%

Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds (Wheelabrator Lisbon Project), Series 1993A,
5.5%, 1-1-14	5,000	5,001,300

DISTRICT OF COLUMBIA - 0.60%

Metropolitan Washington Airports Authority, Airport System Revenue Bonds, Series 2002A (AMT):
5.5%, 10-1-10	2,000	2,256,840
5.75%, 10-1-16	2,000	2,238,180

		4,495,020

FLORIDA - 6.87%

City of Jacksonville, Florida:
St. Johns River Power Park System, Refunding Revenue Bonds, Issue Two, Series Eighteen,
5.0%, 10-1-08	5,000	5,628,500
Better Jacksonville Sales Tax Revenue Bonds, Series 2003,
5.25%, 10-1-08	1,500	1,713,750
Water and Sewer System, 2002 Series B,
5.25%, 10-1-19	1,500	1,637,715
The City of Miami, Florida: Limited Ad Valorem Tax Bonds, Series 2002 (Homeland Defense/Neighborhood Capital Improvement Projects):
5.5%, 1-1-16	2,000	2,253,680
0.0%, 1-1-10	1,600	1,293,872
Special Obligation Non-Ad Valorem Revenue Refunding Bonds, Series 2002A,
5.5%, 9-1-13	2,460	2,819,578
School District of Miami-Dade County, Florida, the School District of Dade County, Florida, General Obligation School Bonds, Series 1994,
5.0%, 8-1-07	4,020	4,487,365
Hillsborough County Aviation Authority, Florida, Tampa International Airport, Revenue Bonds:
2003 Series A,
5.0%, 10-1-07	2,000	2,202,560
2003 Series B,
5.0%, 10-1-20	2,000	2,060,280
Housing Finance Authority of Lee County, Florida, Single Family Mortgage Revenue Bonds:
Series 1998A, Subseries 6,
6.45%, 3-1-31	2,010	2,201,271
Series 1999A, Subseries 2,
5.0%, 9-1-30	1,255	1,279,560
Broward County, Florida, Passenger Facility Charge/Airport System Revenue Convertible Lien Bonds, Airport System Revenue Bonds, Series 2001J-1 (AMT),
5.75%, 10-1-18	2,870	3,175,598
Polk County, Florida, Capital Improvement and Refunding Revenue Bonds, Series 2002,
5.25%, 12-1-09	2,700	3,116,448
Hillsborough County, Florida, Refunding Utility Revenue Bonds, Series 2003,
5.0%, 8-1-06	2,510	2,760,347
Lee Memorial Health System Board of Directors, Hospital Revenue Refunding Bonds (Lee Memorial Health System), 2002 Series A,
5.75%, 4-1-14	2,000	2,307,540
Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2002, Miami International Airport (Hub of the Americas),
5.75%, 10-1-16	2,000	2,236,580
Greater Orlando Aviation Authority, Airport Facilities Revenue Bonds, Series 2002B (AMT),
5.5%, 10-1-17	2,000	2,193,080
The School Board of Miami-Dade County, Florida, Miami-Dade County School Board Foundation, Inc. as Lessor, Certificates of Participation, Series 2003A,
5.0%, 8-1-27	1,500	1,669,500
Escambia County Health Facilities Authority (Florida), Revenue Bonds (Ascension Health Credit Group), Series 2003A,
5.0%, 11-15-07	1,500	1,663,785
City of Tampa, Florida, Revenue Bonds, Series 2002 (University of Tampa Project),
5.75%, 4-1-16	1,360	1,521,663
City of Tallahassee, Florida, Energy System Refunding Revenue Bonds, Series 2001,
5.5%, 10-1-13	1,090	1,265,534
The School Board of Orange County, Florida, Certificates of Participation, Series 2001A,
5.25%, 8-1-14	1,105	1,242,705
The School Board of Palm Beach County, Florida, Certificates of Participation, Series 2002A,
5.375%, 8-1-13	1,000	1,146,670

		51,877,581

GEORGIA - 3.01%

Municipal Electric Authority of Georgia, Project One Special Obligation Bonds, Fifth Crossover Series:,
6.4%, 1-1-13	7,860	9,564,732
Hospital Authority of Forsyth County, Revenue Anticipation Certificates (Georgia Baptist Health Care System Project), Series 1998,
6.375%, 10-1-28	4,415	5,308,817
Hospital Authority of Cobb County (Georgia), Revenue Anticipation Refunding and Improvement Certificates, Series 2003,
5.25%, 4-1-20	4,000	4,383,520
State of Georgia, General Obligation Bonds, Series 1998B,
5.5%, 7-1-12	2,000	2,324,660
City of Atlanta, Airport General Revenue Refunding Bonds, Series 2003RF-A,
5.0%, 1-1-09	1,000	1,121,080

		22,702,809

GUAM - 0.47%

Guam International Airport Authority,
5.375%, 10-01-20	3,305	3,522,006

HAWAII - 0.80%

State of Hawaii, Airport System Revenue Bonds, Refunding Series 2001 (AMT):
10.0%, 7-1-09(A)	2,500	3,028,350
10.0%, 7-1-09(A)	2,500	3,017,900

		6,046,250

ILLINOIS - 2.55%

City of Chicago, Collateralized Single Family Mortgage Revenue Bonds:
Series 2002C,
5.6%, 10-1-34	3,000	3,163,350
Series 2002B,
6.0%, 10-1-33	1,800	1,965,258
Series 1999A,
6.35%, 10-1-30	1,505	1,594,999
Series 1998A-1,
6.45%, 9-1-29	1,225	1,286,948
Series 1999C,
7.05%, 10-1-30	800	838,584
Series 1997-B,
6.95%, 9-1-28	490	508,581
Board of Education of the City of Chicago: General Obligation Lease Certificates, 1992 Series A,
6.25%, 1-1-15	3,000	3,589,200
Unlimited Tax General Obligation Bonds (Dedicated Revenues), Series 2002A,
5.0%, 12-1-10	1,400	1,577,254
Village of Maywood, General Obligation Corporate Purpose Bonds, Series 2001C,
5.5%, 1-1-21	1,300	1,381,159
School District Number 116, Champaign County, Illinois (Urbana), General Obligation School Building Bonds, Series 1999C,
0.0%, 1-1-12	1,695	1,244,079
Aurora West School District Number 129, Kane County, Illinois, General Obligation School Building Bonds, Series 2002A,
5.75%, 2-1-16	1,000	1,143,400
Bloomington-Normal Airport Authority of McLean County, Illinois, Central Illinois Regional Airport, Passenger Facility Charge Revenue Bonds, Series 2001,
6.35%, 12-15-24	1,000	950,130

		19,242,942

INDIANA - 2.53%

Indiana State Office Building Commission, Capitol Complex Revenue Bonds: Series 1990B (State Office Building I Facility),
7.4%, 7-1-15	8,000	10,689,360
Series 1990A (Senate Avenue Parking Facility),
7.4%, 7-1-15	4,775	6,294,453
Knox County Hospital Association (Knox County, Indiana), Lease Revenue Refunding Bonds, Series 2002,
5.25%, 7-1-08	1,875	2,110,519

		19,094,332

IOWA - 0.30%

Iowa Finance Authority, Iowa State Revolving Fund, Revenue Bonds, Series 2001,
5.5%, 8-1-16	2,000	2,262,460

KANSAS - 4.07%

Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program):
2002 Series A-3:
6.125%, 12-1-33	4,565	4,999,268
6.25%, 12-1-33	2,835	3,134,773
2001 Series B-2 (AMT),
6.45%, 12-1-33	3,335	3,640,052
2002 Series B-2,
5.85, 12-1-34	3,265	3,510,593
2002 Series A-5,
5.375%, 9-1-12	2,000	2,261,540
2002 Series B-4,
4.0%, 12-1-34	1,960	2,098,788
2002 Series A-5,
5.55%, 12-1-33	1,500	1,579,980
2001 Series A-1 (AMT),
6.3%, 12-1-32	1,385	1,530,176
Unified School District No. 443, Ford County, Kansas (Dodge City), General Obligation Refunding Bonds, Series 2002:
5.0%, 3-1-10	1,110	1,242,012
5.0%, 3-1-09	1,000	1,123,080
Kansas Development Finance Authority, Kansas Public Water Supply Revolving Loan Fund Revenue Bonds, Series 2002-2 (Leveraged Bonds),
5.5%, 4-1-13	1,590	1,830,758
Unified School District No. 500, Wyandotte County, Kansas, Refunding Certificates of Participation, Series 2002,
5.0%, 12-1-07	1,200	1,346,592
Unified School District No. 445, Montgomery County, Kansas (Coffeyville), General Obligation Bonds, Series 2002,
5.5%, 4-1-13	1,125	1,295,348
State of Kansas, Department of Transportation, Highway Revenue Refunding Bonds, Series 2002A,
5.0%, 9-1-08	1,000	1,127,660

		30,720,620

KENTUCKY - 0.79%

Commonwealth of Kentucky, State Property and Buildings Commission, Agency Fund Revenue Bonds, Project No. 70,
5.5%, 8-1-07	3,315	3,760,039
Kenton County (Kentucky) Airport Board, Cincinnati/Northern Kentucky International Airport, Revenue Refunding Bonds, Series 2002A,
5.625%, 3-1-14	2,000	2,212,060

		5,972,099

LOUISIANA - 0.33%

City of New Orleans, Louisiana, Limited Tax Certificates of Indebtedness, Series 2003,
5.0%, 3-1-07	1,340	1,481,705
Hospital Service District No. 1 of the Parish of Tangipahoa, State of Louisiana, Hospital Revenue and Refunding Bonds (North Oaks Medical Center Project), Series 2003A,
5.0%, 2-1-25	1,000	981,920

		2,463,625

MARYLAND - 0.57%

Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement Bonds of 2001, Series A,
5.0%, 2-1-10	2,000	2,253,460
Maryland Transportation Authority, Airport Parking Revenue Bonds, Series 2002B, Baltimore/Washington International Airport Projects (Qualified Airport Bonds - AMT),
5.375%, 3-1-15	1,905	2,084,089

		4,337,549

MASSACHUSETTS - 2.12%

The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2002,
Series C:
5.5%, 11-1-13	2,000	2,318,040
5.5%, 11-1-10	2,000	2,313,240
Massachusetts Municipal Wholesale Electric Company, A Public Corporation of the Commonwealth of Massachusetts, Power Supply Project Revenue Bonds, Stony Brook Intermediate Project, Series A, Floating Rate Security,

16.538%, 7-1-07(A)	3,000	4,545,180
Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 57 (AMT),
5.6%, 6-1-30	3,310	3,386,990
Massachusetts Bay Transportation Authority, Senior Sales Tax Bonds, 2003 Series A,
5.25%, 7-1-08	2,000	2,265,600
The Commonwealth of Massachusetts, Special Obligation Revenue Bonds, Consolidated Loan of 2002, Series A,
5.5%, 6-1-16	1,000	1,160,800

		15,989,850

MICHIGAN - 1.24%

Board of Regents of Eastern Michigan University, General Revenue Refunding Bonds, Series 2002A,
5.8%, 6-1-13	1,530	1,805,277
School District of the City of Detroit, Wayne County, Michigan, School Building and Site Improvement Bonds (Unlimited Tax General Obligation), Series 2001A,
5.5%, 5-1-16	1,500	1,695,675
Dowagiac Union School District, Counties of Cass, Van Buren and Berrien, State of Michigan, 2002 School Building and Site Bonds (General Obligation - Unlimited Tax),
5.5%, 5-1-14	1,125	1,274,411
Haslett Public Schools, Counties of Ingham, Clinton and Shiawassee, State of Michigan, 2001 School Building and Site Bonds (General Obligation - Unlimited Tax),
5.625%, 5-1-16	1,075	1,220,727

City of Detroit, Michigan, General Obligation Bonds (Unlimited Tax), Series 2002,
5.5%, 4-1-13	1,000	1,139,560
St. Joseph Public Schools, County of Berrien, State of Michigan, 2001 School Building and Site Bonds (General Obligation - Unlimited Tax),
5.5%, 5-1-17	1,010	1,132,170
Montague Area Public Schools, Counties of Muskegon and Oceana, State of Michigan, 2001 School Building and Site and Refunding Bonds (General Obligation - Unlimited Tax),
5.5%, 5-1-17	1,005	1,130,283

		9,398,103

MINNESOTA - 2.09%

Minneapolis-St. Paul Metropolitan Airports Commission, Airport Revenue Bonds, Series 2001B (AMT):
5.75%, 1-1-15	5,000	5,505,650
5.75%, 1-1-13	2,345	2,599,174
City of Rochester, Minnesota, Health Care Facilities Revenue Bonds (Mayo Foundation/Mayo Medical Center), Series 1992D,
6.15%, 11-15-09	4,500	5,372,595
City of Minneapolis, Minnesota, General Obligation Convention Center Bonds, Series 2002,
5.0%, 12-1-10	2,000	2,268,380

		15,745,799

MISSISSIPPI - 0.96%

Mississippi Higher Education Assistance Corporation, Student Loan Revenue Bonds, Subordinate Series 1996-C:
6.75%, 9-1-14	5,500	5,685,460
6.7%, 9-1-12	1,470	1,528,726

		7,214,186

MISSOURI - 4.30%

The City of St. Louis, Missouri: Airport Revenue Refunding Bonds, Series 2003A (Lambert-St. Louis International Airport):
5.0%, 7-1-08	1,505	1,682,289
5.25%, 7-1-18	1,000	1,088,200
Airport Revenue Bonds, Series 2001A (Airport Development Program),
5.0%, 7-1-11	1,500	1,664,280
Health and Educational Facilities Authority of the State of Missouri, Health Facilities Revenue Bonds, Barnes-Jewish, Inc./Christian Health Services, Series 1993A,
6.0%, 5-15-11	3,000	3,495,330
Northwest Missouri State University, Housing
System Revenue Bonds, Series 2003,
5.5%, 6-1-19	2,650	2,965,801
St. Louis Municipal Finance Corporation, Carnahan Courthouse Leasehold Revenue Bonds, Series 2002A (City of St. Louis, Missouri, Lessee):
5.75%, 2-15-15	1,110	1,282,772
5.75%, 2-15-14	1,050	1,213,433
City of O'Fallon, Missouri, Lessee, Certificates of Participation, Series 2002,
5.375%, 2-1-18	2,125	2,336,416
Jackson County, Missouri, Tax Exempt Special Obligation Refunding & Improvement Bonds (Truman Medical Center Project), Series 2001A,
5.5%, 12-1-12	2,000	2,329,840
State of Missouri, Fourth State Building, General Obligation Refunding Bonds, Series A 2002,
5.0%, 10-1-08	2,000	2,272,620
Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds (Homeownership Loan Program):
1998 Series D-2 (AMT),
6.3%, 3-1-29	1,015	1,091,328
1998 Series B-2 (AMT),
6.4%, 3-1-29	420	444,377
1997 Series A-2 (AMT),
7.3%, 3-1-28	290	307,467
City of Chesterfield, Missouri, Tax Increment Refunding and Improvement Revenue Bonds, Series 2002 (Chesterfield Valley Projects),
4.5%, 4-15-16	1,715	1,767,616
State Environmental Improvement and Energy Resources Authority (State of Missouri), Water Pollution Control Revenue Refunding Bonds (State Revolving Fund Program - Master Trust), Series 2001B,
5.5%, 7-1-10	1,500	1,739,265
The Board of Education of the City of St. Louis, General Obligation Refunding Bonds (Missouri Direct Deposit Program), Capital Appreciation Bonds, Series 2002B,
0.0%, 4-1-10	2,000	1,618,040
Missouri Higher Education Loan Authority (A Public Instrumentality and Body Corporate and Politic of the State of Missouri), Student Loan Revenue Bonds, Subordinate Series 1994A,
5.45%, 2-15-09	1,500	1,537,665
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (City of Independence, Missouri - Eastland Center Project Phase II), Series 2000B,
6.0%, 4-1-21	1,250	1,337,237
Bi-State Development Agency of the Missouri-Illinois Metropolitan District (Metrolink Cross County Extension Project), Mass Transit Sales Tax Appropriation Bonds, Series 2002B,
5.25%, 10-1-09	1,000	1,151,010
Mehlville R-9 School District, St. Louis County, Missouri, Capital Improvement Projects, Certificates of Participation, Series 2002,
5.5%, 9-1-17	1,000	1,129,870

		32,454,856

NEBRASKA - 1.35%

Nebraska Higher Education Loan Program, Inc., 1993-2 Series A-6 Junior Subordinate Bonds,
11.54%, 6-1-13(A)	5,000	6,142,700
Lancaster County School District 001 (Lincoln Public Schools), in the State of Nebraska, General Obligation Refunding Bonds, Series 2002,
5.25%, 7-15-11	2,015	2,285,635
City of Omaha Convention Hotel Corporation, Convention Center Hotel First Tier Revenue Bonds, Series 2002A,
5.5%, 4-1-14	1,530	1,742,318

		10,170,653

NEVADA - 0.63%

Nevada Housing Division, Single Family Mortgage Bonds:
1998 Series A-1 Mezzanine Bonds,
5.35%, 4-1-16	1,555	1,621,601
1996 Series C Subordinate Bonds,
6.35%, 4-1-09	380	403,587
Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Series 1999,
6.0%, 7-1-14	1,385	1,620,755
Carson City, Nevada Hospital Revenue Bonds (Carson-Tahoe Hospital Project), Series 2002,
6.0%, 9-1-15	1,000	1,101,090

		4,747,033

NEW HAMPSHIRE - 0.54%

New Hampshire Health and Education Facilities Authority: Hospital Revenue Bonds, Catholic Medical Center Issue, Series 2002A,
6.125%, 7-1-32	2,000	2,028,860
Revenue Bonds, Southern New Hampshire University Issue, Series 2003,
5.375%, 1-1-34	2,000	2,024,240

		4,053,100

NEW JERSEY - 3.74%

New Jersey Economic Development Authority,
Market Transition Facility Senior Lien
Revenue Refunding Bonds, Series 2001A,
Inverse Floating Rate Note,
17.162%, 7-1-07(A)	4,000	6,171,240
New Jersey Turnpike Authority, Turnpike Revenue
Bonds, Series 2000 A,
6.0%, 1-1-13	4,165	4,959,307
Passaic Valley Sewerage Commissioners (State of New Jersey), Sewer System Bonds, Series F,
5.0%, 12-1-07	3,000	3,367,770
County of Hudson, New Jersey, Refunding Certificates of Participation, Series 2002,
6.0%, 12-1-10	2,110	2,495,708
New Jersey Transit Corporation payable solely from certain Federal Transit Administration Grants, Certificates of Participation, Series 2002A,
5.5%, 9-15-13	2,000	2,295,560
The City of Newark in the County of Essex, New Jersey, General Obligation School Purpose Refunding Bonds, Series 2002,
5.375%, 12-15-13	2,000	2,287,620
New Jersey Building Authority, State Building Revenue and Refunding Bonds, 2002 Series B,
5.25%, 12-15-08	1,900	2,173,163
Bayshore Regional Sewerage Authority (Monmouth County, New Jersey), Sewer Revenue Refunding Bonds (Series 2002),
5.0%, 5-1-12	1,545	1,723,895
Garden State Preservation Trust, Open Space and Farmland Preservation Bonds, 2003 Series A (Current Interest Bonds),
5.25%, 11-1-19	1,500	1,643,775
The Board of Education of the Township of Monroe, in the County of Middlesex, New Jersey, School District Refunding Bonds, Series 2002,
5.0%, 9-15-10	1,000	1,131,310

		28,249,348

NEW MEXICO - 1.61%

New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds (Memorial Medical Center, Inc. Project), Series 1998,
5.5%, 6-1-28	5,750	4,351,198
City of Albuquerque, New Mexico, Airport Refunding Revenue Bonds, Series 2001 (AMT),
5.375%, 7-1-15	3,365	3,653,986
New Mexico Educational Assistance Foundation, Student Loan Program Bonds: Second Subordinate 1996 Series A-3,
6.75%, 11-1-08	2,175	2,324,096
Second Subordinate 1995 Series A-3,
6.6%, 11-1-10	645	676,212
San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds, Subordinate Series 2001B,
5.75%, 9-15-21	1,000	1,124,720

		12,130,212

NEW YORK - 9.52%

The City of New York, General Obligation Bonds: Fiscal 2003 Series A:
5.5%, 8-1-10	3,000	3,361,440
5.75%, 8-1-14	2,000	2,234,380
Fiscal 2003 Series J,
5.5%, 6-1-19	5,000	5,351,500
Fiscal 2002 Series C,
5.5%, 3-15-15	2,000	2,174,400
New York City Transitional Finance Authority, Future Tax Secured Refunding Bonds, Fiscal 2003:
Series A:
5.5%, 11-1-26	5,000	5,664,350
5.25%, 11-1-10	1,000	1,141,130
Series D,
5.25%, 2-1-19	3,000	3,262,590
Series B Tax-Exempt Bonds,
5.25%, 2-1-09	2,000	2,263,080
Dormitory Authority of the State of New York: State Personal Income Tax Revenue Bonds, Series 2003A (Economic Development and Housing),
5.0%, 12-15-07	3,000	3,359,460
State University Educational Facilities, Revenue Bonds, Series 1990B,
7.5%, 5-15-11	2,000	2,471,988
Third General Resolution Revenue Bonds (State University Educational Facilities Issue), Series 2002B,
5.25%, 11-15-23	2,100	2,304,078
City University System, Consolidated Fourth General Resolution Revenue Bonds, 2001 Series A,
5.5%, 7-1-17	2,000	2,203,560
The Port Authority of New York and New Jersey, Consolidated Bonds: One Hundred Twenty-Seventh Series,
5.5%, 12-15-14	3,000	3,398,640
One Hundred Twenty-Sixth Series,
5.5%, 11-15-13	2,000	2,274,860
New York State Urban Development Corporation: Correctional Capital Facilities Revenue Bonds, 1993A Refunding Series,
5.25%, 1-1-14	3,000	3,396,060
State Personal Income Tax Revenue Bonds (Economic Development and Housing), Series 2002D,
5.0%, 12-15-07	2,000	2,239,640
Tobacco Settlement Financing Corporation (State Of New York), Asset-Backed Revenue Bonds (State Contingency Contract Secured), 2003A-1 Bonds,
5.0%, 6-1-07	5,000	5,451,050
Triborough Bridge and Tunnel Authority, General Revenue Refunding Bonds, Series 2002B:
5.25%, 11-15-08	2,000	2,285,280
5.0%, 11-15-09	2,000	2,264,940
New York State Thruway Authority: Second General Highway and Bridge Trust Fund Bonds, Series 2003A,
5.25%, 4-1-19	1,500	1,633,305
Highway and Bridge Trust Fund Refunding Bonds, Series 2002C,
5.25%, 4-1-10	1,000	1,140,740
State Personal Income Tax Revenue Bonds (Transportation), Series 2002A,
5.5%, 3-15-13	1,000	1,134,230
Metropolitan Transportation Authority, State Service Contract Refunding Bonds, Series 2002A,
5.75%, 7-1-16	3,000	3,503,610
Power Authority of the State of New York, Series 2002 A Revenue Bonds,
5.0%, 11-15-09	2,000	2,270,980
New York City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003 Series A,
5.375%, 6-15-14	2,000	2,247,140
County of Erie, New York, General Obligation Serial Bonds and Revenue Anticipation Notes, Public Improvement Serial Bonds - Series 2002A,
5.0%, 9-1-08	1,500	1,695,960
New York City, Health and Hospitals Corporation, Health System Bonds, 2002 Series,
5.5%, 2-15-13	1,000	1,134,620

		71,863,011

NORTH CAROLINA - 1.41%

North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds:
Refunding Series 2003 D,
5.5%, 1-1-14	3,000	3,269,580
Refunding Series 2003 C,
5.0%, 1-1-07	655	704,642
County of Cumberland, North Carolina, Hospital Facility Revenue Bonds (Cumberland County Hospital System, Inc.), Series 1999:
5.25%, 10-1-14	2,380	2,605,219
5.25%, 10-1-11	1,200	1,335,492
North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Bonds, Series 2003A,

5.25%, 1-1-19	2,500	2,695,250

		10,610,183

NORTH DAKOTA - 0.13%

State of North Dakota, North Dakota Housing Finance Agency, Housing Finance Program Bonds, Home Mortgage Finance Program, 1998 Series A,
5.25%, 7-1-18	945	969,173

OHIO - 1.27%

County of Montgomery, Ohio, Water System Refunding Revenue Bonds, Greater Moraine-Beavercreek Sewer District, Series 2002,
5.5%, 11-15-13	2,000	2,299,720
County of Summit, Ohio, Various Purpose Bonds, Series 2002 (Limited Tax General Obligation),
5.75%, 12-1-14	1,710	2,017,253
West Chester Township, Butler County, Ohio, Various Purpose Limited Tax, General Obligation Bonds, Series 2002,
5.75%, 12-1-17	1,635	1,957,700
State of Ohio, Higher Educational Facility Revenue Bonds (Ohio Northern University 2002 Project),
5.75%, 5-1-16	1,000	1,143,930
County of Cuyahoga, Ohio, Revenue Bonds, Series 2003A (Cleveland Clinic Health System Obligated Group),
6.0%, 1-1-21	1,000	1,088,380
County of Lorain, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Series 2001A (Catholic Healthcare Partners),
5.625%, 10-1-17	1,000	1,078,350

		9,585,333

OKLAHOMA - 0.91%

Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds (Homeownership Loan Program):
1995 Series B, Subseries B-2 (AMT),
7.625%, 9-1-26	1,950	2,075,483
1996 Series A,
7.05%, 9-1-26	790	819,270
Oklahoma City Airport Trust, Junior Lien Tax-Exempt Bonds, Twenty-Seventh Series B (AMT),
5.75%, 7-1-16	1,490	1,623,400
City of Oklahoma City, Oklahoma, General Obligation Refunding Bonds, Series 2002,
5.0%, 3-1-10	1,060	1,197,291
State of Oklahoma, General Obligation Bonds, Oklahoma Building Bonds Commission,
5.0%, 7-15-07	1,000	1,117,280

		6,832,724

OREGON - 0.97%

State of Oregon, Department of Administrative Services, Refunding Certificates of Participation, 2002 Series B,
5.25%, 5-1-12	3,000	3,412,230
State of Oregon, Housing and Community Services Department, Mortgage Revenue Bonds (Single-Family Mortgage Program), 1996 Series D,
6.375%, 7-1-27	1,445	1,509,837
West Linn-Wilsonville School District No 3Jt, Clackamas and Washington Counties, Oregon, General Obligation Bonds, Series 2003A,
0.00%, 6-15-14	2,000	1,272,000
State of Oregon, Department of Transportation, Regional Light Rail Extension Construction Fund, Revenue Refunding Bonds, Series 2002 (Westside Light Rail Project),
5.0%, 6-1-09	1,000	1,135,130

		7,329,197

PENNSYLVANIA - 3.07%

Schuylkill County Industrial Development Authority, Variable Rate Demand Revenue Bonds (Pine Grove Landfill, Inc. Project), 1995 Series,
5.1%, 10-1-19	2,400	2,442,528
County of Allegheny, Pennsylvania, General Obligation Refunding Bonds, Series C-55,
5.25%, 11-1-11	2,000	2,286,700
Susquehanna Area Regional Airport Authority, Airport System Revenue Bonds, Series 2003A,
5.5%, 1-1-19	2,120	2,280,399
The Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series 2002,
5.5%, 7-1-14	2,000	2,279,640
Allegheny County Industrial Development Authority (Pennsylvania), Environmental Improvement Revenue Bonds (USX Corporation Project), Refunding Series A 1994,
6.7%, 12-1-20	1,855	1,938,141
Falls Township Hospital Authority, Refunding Revenue Bonds, The Delaware Valley Medical Center Project (FHA Insured Mortgage), Series 1992,
7.0%, 8-1-22	1,880	1,930,929
The School District of Pittsburgh (Allegheny County, Pennsylvania), General Obligation Bonds, Refunding Series A of 2002,
5.5%, 9-1-13	1,500	1,738,470
County of Butler (Commonwealth of Pennsylvania), General Obligation Bonds, Series of 2002,
6.0%, 7-15-10	1,330	1,578,564
Health Care Facilities Authority of Sayre (Pennsylvania), Fixed Rate Hospital Revenue Bonds (Latrobe Area Hospital), Series A of 2002,
5.25%, 7-1-10	1,385	1,569,413
Redevelopment Authority of the City of Pennsylvania, Revenue Bonds (Beech, LLC Student Housing Complex at Temple University), Series 2003A,
5.5%, 7-1-35	1,500	1,516,785
Reading Area Water Authority, Berks County, Pennsylvania, Guaranteed Water Revenue Bonds, Series of 2003 (Capital Appreciation Bonds),
0.0%, 12-1-12	1,935	1,357,112

The Harrisburg Authority (Dauphin County, Pennsylvania), School Revenue Bonds, Series A of 2002 (The School District of the City of Harrisburg Refunding Project),
5.0%, 4-1-10	1,010	1,134,735
State Public School Building Authority (Commonwealth Of Pennsylvania), School Revenue Bonds, Series of 2003 (Conneaut School District Project),
5.25%, 11-1-19	1,010	1,104,193

		23,157,609

PUERTO RICO - 2.16%

Commonwealth of Puerto Rico, Public Improvement Refunding Bonds:
Series 2003 C (General Obligation Bonds):
6.0%, 7-1-13	3,450	3,925,617
5.0%, 7-1-18	3,000	3,288,390
Series 2002 (General Obligation Bonds),
5.25%, 7-1-10	2,000	2,292,540
Puerto Rico Highways and Transportation Authority, Transportation Revenue Bonds, Series G:
5.25%, 7-1-14	5,000	5,672,700
5.25%, 7-1-19	1,000	1,100,840

		16,280,087

RHODE ISLAND - 0.30%

City of Pawtucket, Rhode Island, General Obligation Refunding Bonds, 2002 Series A,
5.0%, 4-15-08	2,000	2,243,100

SOUTH CAROLINA - 0.22%

Anderson County Joint Municipal Water System, South Carolina, Waterworks System Revenue Bonds, Series 2002,
5.5%, 7-15-13	1,445	1,658,296

SOUTH DAKOTA - 0.48%

Heartland Consumers Power District (South Dakota), Electric System Revenue Bonds, Series 1992,
6.0%, 1-1-17	3,000	3,660,600

TENNESSEE - 0.96%

Volunteer State Student Funding Corporation, Educational Loan Revenue Bonds, Junior Subordinate Series 1993C Bonds,
5.85%, 12-1-08	2,700	2,734,290
The Memphis and Shelby County Sports Authority, Inc., Revenue Bonds, 2002 Series A (Memphis Arena Project),
5.5%, 11-1-13	2,000	2,295,320
Dickson County, Tennessee, General Obligation Refunding Bonds, Series 2002,
5.0%, 3-1-10	1,000	1,122,650
Memphis-Shelby County Airport Authority, Special Facilities Revenue Refunding Bonds, Series 2002 (Federal Express Corporation),
5.05%, 9-1-12	1,000	1,061,840

		7,214,100

TEXAS - 4.22%

Cities of Dallas and Fort Worth, Texas, Dallas/Fort Worth International Airport:
Joint Revenue Bonds, Series 2003A,
5.5%, 11-1-19	5,000	5,392,950
Joint Revenue Improvement and Refunding Bonds, Series 2001A,
5.875%, 11-1-17	1,280	1,432,051
Lufkin Health Facilities Development Corporation: Health System Revenue and Refunding Bonds (Memorial Health System of East Texas), Series 1995,
6.875%, 2-15-26	2,850	2,803,374
Health System Revenue Bonds (Memorial Health System of East Texas), Series 1998,
5.7%, 2-15-28	1,500	1,255,095
Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds, 1997 Series D (AMT) TEAMS Structure:
5.65%, 3-1-29	1,870	1,950,672
5.7%, 9-1-29	1,460	1,522,970
Goose Creek Consolidated Independent School District, Unlimited Tax Refunding and Schoolhouse Bonds, Series 2002,
5.75%, 2-15-17	2,050	2,345,159
City of Houston, Texas, Water and Sewer System, Junior Lien Revenue Forward Refunding Bonds, Series 2002B,
5.75%, 12-1-16	2,000	2,327,840
City of Houston, Texas, Airport System Subordinate Lien Revenue Bonds, Series 2002B (Non-AMT),
5.25%, 7-1-10	2,000	2,249,440
Houston Independent School District, Limited Tax Schoolhouse and Refunding Bonds, Series 1999A, Premium Capital Appreciation Bonds,
0.0%, 2-15-10	2,500	1,992,575
Clint Independent School District (El Paso County, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2002,
6.0%, 2-15-14	1,520	1,789,633
Harris County-Houston Sports Authority, Senior Lien Revenue Bonds, Series 2001G,
5.75%, 11-15-15	1,500	1,734,315
Pearland Independent School District, Unlimited Tax Schoolhouse Bonds, Series 2001C,
5.5%, 2-15-17	1,275	1,415,531
Round Rock Independent School District (Williamson and Travis Counties, Texas), Unlimited Tax School Building Bonds, Series 2002,
5.375%, 8-1-14	1,250	1,410,413
Pflugerville Independent School District (Travis County, Texas), Unlimited Tax School Building Bonds, Series 2001,
5.5%, 8-15-17	1,000	1,118,220
North Texas Tollway Authority, Dallas North Tollway System, Revenue Refunding Bonds, Series 2003B,
5.0%, 1-1-38	1,000	1,112,580

		31,852,818

VIRGINIA - 1.85%

Commonwealth Transportation Board, Commonwealth of Virginia, Federal Highway Reimbursement Anticipation Notes, Series 2002,
5.0%, 10-1-09	5,000	5,676,950
Industrial Development Authority of the City of Roanoke, Virginia, Hospital Revenue Bonds (Carilion Health System Obligated Group), Series 2002A:
5.75%, 7-1-14	2,225	2,584,627
5.5%, 7-1-17	2,000	2,254,000
Virginia Port Authority, Commonwealth Port Fund Revenue Bonds (2002 Resolution), Series 2002,
5.5%, 7-1-15	2,000	2,250,900
City of Richmond, Virginia, General Obligation Public Improvement Refunding Bonds, Series 2000A,
5.5%, 1-15-12	1,065	1,216,486

		13,982,963

WASHINGTON - 3.54%

Washington Public Power Supply System, Nuclear Project No. 1, Refunding Revenue Bonds, Series 1989B,
7.125%, 7-1-16	8,200	10,604,404
Energy Northwest, Project No. 1 Refunding Electric Revenue Bonds, Series 2002-A,
5.75%, 7-1-16	4,500	5,172,660
State of Washington, Various Purpose General Obligation Bonds, Series 1990A,
12.002%, 2-1-12(A)	2,495	3,687,011
Vancouver School District No. 37, Clark County, Washington, Unlimited Tax General Obligation Bonds, Series 2001B,
5.75%, 12-1-15	2,000	2,330,860
Housing Authority of the City of Seattle, Low-Income Housing Assistance Revenue Bonds, 1995 (GNMA Collateralized Mortgage Loan - Kin On Project),
7.4%, 11-20-36	1,750	1,956,028
Spokane Public Facilities District, Regional Projects, Spokane Public Facilities District, Hotel/Motel Tax and Sales/Use Tax Bonds, Series 2003,
5.75%, 12-1-19	1,665	1,906,242
Port of Seattle, Revenue Bonds, Series 2001B (AMT),
5.625%, 4-1-16	1,000	1,090,250

		26,747,455

WEST VIRGINIA - 0.35%

State of West Virginia, Infrastructure General Obligation Bonds, 1999 Series A (Non-AMT),
0.0%, 11-1-13	4,000	2,678,320

WISCONSIN - 0.62%

State of Wisconsin, Transportation Revenue Refunding Bonds, 2002 Series 1,
5.75%, 7-1-15	3,000	3,497,160
Wisconsin Health and Educational Facilities Authority, Wheaton Franciscan Services, Inc. System Revenue Bonds, Series 2003A,
5.125%, 8-15-33	1,250	1,204,600

		4,701,760

WYOMING - 0.35%

Wyoming Student Loan Corporation (A Nonprofit Corporation Organized Under the Laws of the State of Wyoming), Student Loan Revenue Refunding Bonds, Series 1999A (Non-AMT),
6.2%, 6-1-24	2,500	2,648,025

TOTAL MUNICIPAL BONDS - 95.29%

		$719,190,724

(Cost: $683,812,251)

TOTAL SHORT-TERM SECURITIES - 3.76%

		$28,371,780

(Cost: $28,371,780)

TOTAL INVESTMENT SECURITIES - 99.05%

		$747,562,504

(Cost: $712,184,031)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.95%

		7,190,207

NET ASSETS - 100.00%

		$754,752,711

Notes to Schedule of Investments

(A)	The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at September 30, 2003.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

MUNICIPAL BOND FUND

September 30, 2003

In Thousands, Except for Per Share Amounts)

ASSETS

Investment securities--at value (cost-$712,184) (Notes 1 and 3)	$747,563
Cash	87
Receivables:
Interest	10,209
Investment securities sold	979
Fund shares sold	800
Prepaid insurance premium	22

Total assets	759,660

LIABILITIES

Payable to Fund shareholders	2,608
Payable for investment securities purchased	1,967
Accrued service fee (Note 2)	147
Accrued shareholder servicing (Note 2)	80
Accrued accounting and administrative services fees (Note 2)	17
Accrued management fee (Note 2)	11
Accrued distribution fee (Note 2)	7
Other	70

Total liabilities	4,907

Total net assets	$754,753

NET ASSETS

$0.001 par value capital stock:
Capital stock	$107
Additional paid-in capital	735,715
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	966
Accumulated undistributed net realized loss on investment transactions	(17,413)
Net unrealized appreciation in value of securities	35,378

Net assets applicable to outstanding units of capital	$754,753

Net asset value per share (net assets divided by shares outstanding):
Class A	$7.09
Class B	$7.08
Class C	$7.08
Class Y	$7.09
Capital shares outstanding:
Class A	103,357
Class B	974
Class C	759
Class Y	1,416
Capital shares authorized	600,000

STATEMENT OF OPERATIONS

MUNICIPAL BOND FUND

For the Fiscal Year Ended September 30, 2003

(In Thousands)

INVESTMENT INCOME

Interest and amortization (Note 1B)	$34,174

Expenses (Note 2):
Investment management fee	4,005
Service fee:
Class A	1,730
Class B	18
Class C	14
Shareholder servicing:
Class A	674
Class B	13
Class C	11
Class Y	11
Distribution fee:
Class A	61
Class B	54
Class C	41
Accounting and administrative services fees	125
Custodian fees	48
Audit fees	23
Legal fees	14
Other	197

Total expenses	7,039

Net investment income	27,135

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)

Realized net gain on investments	14,879

Unrealized depreciation in value of investments during the period	(20,627)

Net loss on investments	(5,748)

Net increase in net assets resulting from operations	$21,387

STATEMENT OF CHANGES IN NET ASSETS

MUNICIPAL BOND FUND

(In Thousands)

	For the fiscal year ended September 30,

	2003

		2002

INCREASE (DECREASE) IN NET ASSETS

Operations:
Net investment income	$27,135	$31,162
Realized net gain (loss) on investments	14,879	(8,460)
Unrealized appreciation (depreciation)	(20,627)	34,015

Net increase in net assets resulting from operations	21,387	56,717

Distributions to shareholders from net investment income (Note 1D):(1)
Class A	(26,415)	(30,309)
Class B	(189)	(182)
Class C	(143)	(107)
Class Y	(352)	(318)

	(27,099)	(30,916)

Capital share transactions (Note 5)	(52,908)	19,830

Total increase (decrease)	(58,620)	45,631
NET ASSETS

Beginning of period	813,373	767,742

End of period	$754,753	$813,373

Undistributed net investment income	$966	$930

(1)See "Financial Highlights" on pages 41 - 44.

FINANCIAL HIGHLIGHTS

MUNICIPAL BOND FUND

Class A Shares

For a Share of Capital Stock Outstanding Throughout Each Period:

	For the fiscal year ended

	September 30,

	2003

		2002

			2001

				2000

					1999

Net asset value,
beginning of period	$7.14	$6.91	$6.75	$6.90	$7.63

Income (loss) from investment operations:
Net investment income	0.25	0.28	0.32	0.35	0.36
Net realized and unrealized gain (loss) on investments	(0.05)	0.23	0.16	(0.08)	(0.61)

Total from investment operations	0.20	0.51	0.48	0.27	(0.25)

Less distributions from:
Net investment income	(0.25)	(0.28)	(0.32)	(0.35)	(0.37)
Capital gains	(0.00)	(0.00)	(0.00)*	(0.07)	(0.11)

Total distributions	(0.25)	(0.28)	(0.32)	(0.42)	(0.48)

Net asset value, end of period	$7.09	$7.14	$6.91	$6.75	$6.90

Total return(1)	2.82%	7.64%	7.27%	4.24%	-3.46%
Net assets, end of period (in millions)	$733	$785	$748	$739	$874
Ratio of expenses to average net assets	0.89%	0.89%	0.88%	0.89%	0.79%
Ratio of net investment income to average net assets	3.51%	4.03%	4.67%	5.23%	4.98%
Portfolio turnover rate	43.10%	61.44%	30.74%	15.31%	30.93%

*Not shown due to rounding. (1)Total return calculated without taking into account the sales load deducted on an initial purchase.

FINANCIAL HIGHLIGHTS

MUNICIPAL BOND FUND

Class B Shares

For a Share of Capital Stock Outstanding Throughout Each Period:

	For the fiscal year ended September 30,			For the period from 10-5-99(1) through

	2003

		2002

			2001	9-30-00

Net asset value, beginning of period	$7.14	$6.91	$6.74	$6.87

Income (loss) from investment operations:
Net investment income	0.19	0.22	0.27	0.28
Net realized and unrealized gain (loss) on investments	(0.06)	0.23	0.16	(0.05)

Total from investment operations	0.13	0.45	0.43	0.23

Less distributions from:
Net investment income	(0.19)	(0.22)	(0.26)	(0.29)
Capital gains	(0.00)	(0.00)	(0.00)*	(0.07)

Total distributions	(0.19)	(0.22)	(0.26)	(0.36)

Net asset value, end of period	$7.08	$7.14	$6.91	$6.74

Total return	1.80%	6.77%	6.47%	3.56%
Net assets, end of period (in millions)	$7	$7	$5	$1
Ratio of expenses to average net assets	1.75%	1.73%	1.72%	1.86	%(2)
Ratio of net investment income to average net assets	2.65%	3.18%	3.76%	4.17	%(2)
Portfolio turnover rate	43.10%	61.44%	30.74%	15.31	%(3)

*Not shown due to rounding.. (1)Commencement of operations of the class. (2)Annualized. (3)For the fiscal year ended September 30, 2000.

FINANCIAL HIGHLIGHTS

MUNICIPAL BOND FUND

Class C Shares

For a Share of Capital Stock Outstanding Throughout Each Period:

	For the fiscal year ended September 30,			For the period from 10-7-99(1) through

	2003

		2002

			2001	9-30-00

Net asset value, beginning of period	$7.14	$6.91	$6.74	$6.87

Income (loss) from investment operations:
Net investment income	0.18	0.22	0.27	0.29
Net realized and unrealized gain (loss) on investments	(0.06)	0.23	0.16	(0.06)

Total from investment operations	0.12	0.45	0.43	0.23

Less distributions from:
Net investment income	(0.18)	(0.22)	(0.26)	(0.29)
Capital gains	(0.00)	(0.00)	(0.00)*	(0.07)

Total distributions	(0.18)	(0.22)	(0.26)	(0.36)

Net asset value, end of period	$7.08	$7.14	$6.91	$6.74

Total return	1.79%	6.73%	6.47%	3.56%
Net assets, end of period (in millions)	$5	$5	$2	$1
Ratio of expenses to average net assets	1.77%	1.75%	1.74%	1.84	%(2)
Ratio of net investment income to average net assets	2.63%	3.13%	3.74%	4.18	%(2)
Portfolio turnover rate	43.10%	61.44%	30.74%	15.31	%(3)

*Not shown due to rounding. (1)Commencement of operations of the class. (2)Annualized. (3)For the fiscal year ended September 30, 2000.

FINANCIAL HIGHLIGHTS

MUNICIPAL BOND FUND

Class Y Shares

For a Share of Capital Stock Outstanding Throughout Each Period:

	For the fiscal year ended September 30,					For the period from 12-30-98(1) through

	2003

		2002

			2001

					2000	9-30-99

Net asset value, beginning of period	$7.14	$6.91	$6.75		$6.90		$7.41

Income (loss) from investment operations:
Net investment income	0.26	0.31	0.28	(2)	0.36	(2)	0.28
Net realized and unrealized gain (loss) on investments	(0.05)	0.21	0.21	(2)	(0.08	)(2)	(0.51)

Total from investment operations	0.21	0.52	0.49		0.28		(0.23)

Less distributions from:
Net investment income	(0.26)	(0.29)	(0.33)		(0.36)		(0.28)
Capital gains	(0.00)	(0.00)	(0.00	)*	(0.07)		(0.00)

Total distributions	(0.26)	(0.29)	(0.33)		(0.43)		(0.28)

Net asset value, end of period	$7.09	$7.14	$6.91		$6.75		$6.90

Total return	3.01%	7.82%	7.44%		4.32%		-3.21%
Net assets, end of period (000 omitted)	$10,033	$16,172	$12,965		$2		$2
Ratio of expenses to average net assets	0.72%	0.71%	0.70%		0.71%		0.67	%(3)
Ratio of net investment income to average net assets	3.59%	4.08%	4.82%		5.38%		5.08	%(3)
Portfolio turnover rate	43.10%	61.44%	30.74%		15.31%		30.93	%(4)

*Not shown due to rounding. (1)Commencement of operations of the class. (2)Based on average weekly shares outstanding. (3)Annualized. (4)For the fiscal year ended September 30, 1999.

NOTES TO FINANCIAL STATEMENTS

September 30, 2003

NOTE 1 - Significant Accounting Policies

Waddell & Reed Advisors Municipal Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide income not subject to Federal income tax. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation - Municipal bonds and the taxable obligations in the Fund's investment portfolio are not listed or traded on any securities exchange. Therefore, municipal bonds are valued using a pricing system provided by a pricing service or dealer in bonds. Restricted securities and securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities, whether taxable or nontaxable, are valued at amortized cost, which approximates market value.
B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code) and premiums on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Interest income is recorded on the accrual basis. See Note 3 - Investment Security Transactions.
C. Federal income taxes - The Fund intends to distribute all of its net investment income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. In addition, the Fund intends to meet requirements of the Internal Revenue Code which will permit it to pay dividends from net investment income, substantially all of which will be exempt from Federal income tax. See Note 4 - Federal Income Tax Matters.
D. Dividends and distributions - Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, net operating losses and expiring capital loss carryovers.
E. Change in Accounting Principle - Effective October 1, 2001, the Fund adopted the new provision in the AICPA Audit and Accounting Guide for Investment Companies, as revised, that requires mandatory amortization of all premiums and discounts on debt securities. The cumulative effect of this required change had no impact on the total net assets of the Fund, but resulted in a $508,567 increase to the cost of securities held and a corresponding increase to accumulated undistributed net investment income. The effect of this change during the period was to increase net investment income and decrease unrealized appreciation by $28,942. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of Waddell & Reed, Inc. ("W&R"), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed and paid daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rates of: 0.525% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion. The Fund accrues and pays the fee daily. The Fund also reimbursed WRIMCO for certain expenses, including additional Fund-related security costs incurred by WRIMCO as a result of the September 11, 2001 terrorist activities. The amount reimbursed represents the Fund's share of incremental security-related costs including the cost of using private transportation for WRIMCO's personnel in lieu of commercial transportation, certain security-related personnel and facilities costs. At September 30, 2003, additional security costs amounted to $35,624, which are included in other expenses.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. Prior to July 1, 2003, for these services, the Fund paid WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

Accounting Services Fee
Average Net Asset Level (in millions)			Annual Fee Rate for Each Level
From	$0 to	$10	$0
From	$10 to	$25	$11,000
From	$25 to	$50	$22,000
From	$50 to	$100	$33,000
From	$100 to	$200	$44,000
From	$200 to	$350	$55,000
From	$350 to	$550	$66,000
From	$550 to	$750	$77,000
From	$750 to	$1,000	$93,500
	$1,000 and Over		$110,000

After July 1, 2003, for these services, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

Accounting Services Fee
Average Net Asset Level (in millions)			Annual Fee Rate for Each Level
From	$0 to	$10	$0
From	$10 to	$25	$11,500
From	$25 to	$50	$23,100
From	$50 to	$100	$35,500
From	$100 to	$200	$48,400
From	$200 to	$350	$63,200
From	$350 to	$550	$82,500
From	$550 to	$750	$96,300
From	$750 to	$1,000	$121,600
$ 1,000 and Over			$148,500

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

The Fund also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

For Class A, Class B and Class C shares, the Fund pays WRSCO a monthly per account charge for shareholder servicing of $1.6958 for each shareholder account which was in existence at any time during the prior month. With respect to Class Y shares, the Fund pays WRSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $778,710. During the period ended September 30, 2003, W&R received $31,185 and $4,604 in deferred sales charges for Class B shares and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $511,411 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

The Fund paid Directors' fees of $45,732, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 - Investment Security Transactions

Purchases of investment securities, other than United States Government securities and short-term securities, aggregated $322,226,312, while proceeds from maturities and sales aggregated $357,654,586. Purchases of short-term securities aggregated $2,056,716,404, while proceeds from maturities and sales aggregated $2,086,371,038. No United States Government securities were purchased or sold during the period ended September 30, 2003.

For Federal income tax purposes, cost of investments owned at September 30, 2003 was $714,539,566, resulting in net unrealized appreciation of $33,022,938, of which $34,174,532 related to appreciated securities and $1,151,594 related to depreciated securities.

NOTE 4 - Federal Income Tax Matters

For Federal income tax purposes, the Fund's distributed and undistributed earnings and profit for the fiscal year ended September 30, 2003 and the related capital loss carryover and post-October activity were as follows:

Net ordinary income	$27,114,963
Distributed ordinary income	27,099,094
Undistributed ordinary income	475,542

Realized long-term capital gains	-
Distributed long-term capital gains	-
Undistributed long-term capital gains	-

Capital loss carryover	-

Post-October losses deferred	-

Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses").

Capital loss carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

September 30, 2010	$14,549,043

NOTE 5 - Multiclass Operations

The Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate shareholder servicing fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock are summarized below. Amounts are in thousands.

	For the fiscal year ended September 30,

	2003	2002

Shares issued from sale
of shares:
Class A	13,707	20,916
Class B	311	381
Class C	346	566
Class Y	16,582	19,870
Shares issued from reinvestment
of dividends:
Class A	3,065	3,575
Class B	23	22
Class C	20	14
Class Y	50	46
Shares redeemed:
Class A	(23,357)	(22,711)
Class B	(329)	(92)
Class C	(330)	(175)
Class Y	(17,480)	(19,527)

Increase (decrease) in outstanding
capital shares	(7,392)	2,885

Value issued from sale
of shares:
Class A	$95,869	$143,459
Class B	2,186	2,608
Class C	2,435	3,873
Class Y	116,048	135,602
Value issued from reinvestment
of dividends:
Class A	21,545	24,398
Class B	162	148
Class C	139	97
Class Y	351	318
Value redeemed:
Class A	(163,654)	(155,263)
Class B	(2,315)	(629)
Class C	(2,307)	(1,200)
Class Y	(123,367)	(133,581)

Increase (decrease) in
outstanding capital	$(52,908)	$19,830

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors Municipal Bond Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Municipal Bond Fund, Inc. (the "Fund") as of September 30, 2003, and the related statement of operations for the fiscal year then ended, the statements of changes in net assets for each of the two fiscal years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Municipal Bond Fund, Inc. as of September 30, 2003, the results of its operations for the fiscal year then ended, the changes in its net assets for each of the two fiscal years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
November 7, 2003

INCOME TAX INFORMATION

The amounts of the dividends and long-term capital gains shown in the table below, multiplied by the number of shares owned by you on the record dates, will give you the total amounts to be reported in your Federal income tax return for the years in which they were received or reinvested.

Exempt Interest Dividends - The per-share amounts shown as Exempt Interest represents the distribution of state and municipal bond interest and are exempt from Federal income tax.

		Per-Share Amounts Reportable As:
		For Individuals			For Corporations
Record Date	Total	Non- Qualifying	Long-Term Capital Gain	Exempt Interest	Non- Qualifying	Long-Term Capital Gain	Exempt Interest

Class A
10-09-02	$0.0210	$0.0002	$ -	$0.0208	$0.0002	$ -	$0.0208
11-13-02	0.0210	0.0002	-	0.0208	0.0002	-	0.0208
12-11-02	0.0210	0.0002	-	0.0208	0.0002	-	0.0208
1-08-03	0.0210	0.0002	-	0.0208	0.0002	-	0.0208
2-12-03	0.0210	0.0002	-	0.0208	0.0002	-	0.0208
3-12-03	0.0200	0.0002	-	0.0198	0.0002	-	0.0198
4-09-03	0.0200	0.0002	-	0.0198	0.0002	-	0.0198
5-14-03	0.0200	0.0002	-	0.0198	0.0002	-	0.0198
6-10-03	0.0200	0.0002	-	0.0198	0.0002	-	0.0198
7-09-03	0.0200	0.0002	-	0.0198	0.0002	-	0.0198
8-13-03	0.0200	0.0002	-	0.0198	0.0002	-	0.0198
9-10-03	0.0200	0.0002	-	0.0198	0.0002	-	0.0198

Total	$0.2450	$0.0024	$ -	$0.2426	$0.0024	$ -	$0.2426

Class B
10-09-02	$0.0160	$0.0001	$ -	$0.0159	$0.0001	$ -	$0.0159
11-13-02	0.0150	0.0001	-	0.0149	0.0001	-	0.0149
12-11-02	0.0170	0.0002	-	0.0168	0.0002	-	0.0168
1-08-03	0.0160	0.0001	-	0.0159	0.0001	-	0.0159
2-12-03	0.0160	0.0001	-	0.0159	0.0001	-	0.0159
3-12-03	0.0150	0.0001	-	0.0149	0.0001	-	0.0149
4-09-03	0.0150	0.0001	-	0.0149	0.0001	-	0.0149
5-14-03	0.0140	0.0001	-	0.0139	0.0001	-	0.0139
6-10-03	0.0150	0.0001	-	0.0149	0.0001	-	0.0149
7-09-03	0.0150	0.0001	-	0.0149	0.0001	-	0.0149
8-13-03	0.0150	0.0001	-	0.0149	0.0001	-	0.0149
9-10-03	0.0160	0.0001	-	0.0159	0.0001	-	0.0159

Total	$0.1850	$0.0013	$ -	$0.1837	$0.0013	$ -	$0.1837

INCOME TAX INFORMATION (Continued)

		Per-Share Amounts Reportable As:
		For Individuals			For Corporations
Record Date	Total	Non- Qualifying	Long-Term Capital Gain	Exempt Interest	Non- Qualifying	Long-Term Capital Gain	Exempt Interest

Class C
10-09-02	$0.0160	$0.0001	$ -	$0.0159	$0.0001	$ -	$0.0159
11-13-02	0.0150	0.0001	-	0.0149	0.0001	-	0.0149
12-11-02	0.0170	0.0002	-	0.0168	0.0002	-	0.0168
1-08-03	0.0170	0.0001	-	0.0169	0.0001	-	0.0169
2-12-03	0.0150	0.0001	-	0.0149	0.0001	-	0.0149
3-12-03	0.0150	0.0001	-	0.0149	0.0001	-	0.0149
4-09-03	0.0150	0.0001	-	0.0149	0.0001	-	0.0149
5-14-03	0.0140	0.0001	-	0.0139	0.0001	-	0.0139
6-10-03	0.0150	0.0001	-	0.0149	0.0001	-	0.0149
7-09-03	0.0150	0.0001	-	0.0149	0.0001	-	0.0149
8-13-03	0.0150	0.0001	-	0.0149	0.0001	-	0.0149
9-10-03	0.0150	0.0001	-	0.0149	0.0001	-	0.0149

Total	$0.1840	$0.0013	$ -	$0.1827	$0.0013	$ -	$0.1827

Class Y
10-09-02	$0.0210	$0.0002	$ -	$0.0208	$0.0002	$ -	$0.0208
11-13-02	0.0220	0.0002	-	0.0218	0.0002	-	0.0218
12-11-02	0.0220	0.0002	-	0.0218	0.0002	-	0.0218
1-08-03	0.0220	0.0002	-	0.0218	0.0002	-	0.0218
2-12-03	0.0230	0.0002	-	0.0228	0.0002	-	0.0228
3-12-03	0.0210	0.0002	-	0.0208	0.0002	-	0.0208
4-09-03	0.0210	0.0002	-	0.0208	0.0002	-	0.0208
5-14-03	0.0210	0.0002	-	0.0208	0.0002	-	0.0208
6-10-03	0.0210	0.0002	-	0.0208	0.0002	-	0.0208
7-09-03	0.0210	0.0002	-	0.0208	0.0002	-	0.0208
8-13-03	0.0220	0.0002	-	0.0218	0.0002	-	0.0218
9-10-03	0.0210	0.0002	-	0.0208	0.0002	-	0.0208

Total	$0.2580	$0.0024	$ -	$0.2556	$0.0024	$ -	$0.2556

NON-QUALIFYING DIVIDENDS - The non-qualifying portion of distributions represents the taxable portion of dividends paid and does not qualify for the dividends received deduction for corporations.

The tax status of dividends paid will be reported to you on Form 1099-DIV after the close of the applicable calendar year.

Income from the Fund may be subject to the alternative minimum tax. Shareholders are advised to consult with their tax adviser concerning the tax treatment of dividends and distributions from the Fund.

The Board of Directors of Waddell & Reed Advisors
Municipal Bond Fund, Inc.

The Waddell & Reed Fund Complex (Fund Complex) is comprised of the Advisors Fund Complex and the Ivy Family of Funds. The Advisors Fund Complex is comprised of each of the funds in the Waddell & Reed Advisors Funds, Waddell & Reed InvestEd Portfolios, Inc. and W&R Target Funds, Inc. The Ivy Family of Funds is comprised of each of the funds in the Ivy Funds, Inc. and the Ivy Funds, a Massachusetts business trust.

Each of the individuals listed below serves as a director for each of the portfolios within the Advisors Fund Complex, with the exception of Robert L. Hechler, who is not a Director for each of the funds in the W&R Target Funds, Inc. Eleanor B. Schwartz, Joseph Harroz, Jr., Henry J. Herrmann and Keith A. Tucker also serve as directors or trustees of each of the funds in the Ivy Family of Funds.

Three of the four interested directors are "interested" by virtue of their current or former engagement as officers of Waddell & Reed Financial, Inc. (WDR) or its wholly-owned subsidiaries, including the funds' investment advisor, Waddell & Reed Investment Management Company (WRIMCO); the funds' principal underwriter, Waddell & Reed, Inc. (W&R); and the funds' transfer agent, Waddell & Reed Services Company (WRSCO), as well as by virtue of their personal ownership of shares of WDR. The fourth interested director is a partner in a law firm that has represented W&R within the past two years. The other directors (more than a majority of the total number) are disinterested; that is, they are not employees or officers of, and have no financial interest in, WDR or any of its wholly owned subsidiaries, including W&R, WRIMCO and WRSCO.

Disinterested Directors

James M. Concannon (56)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund: Director
Number of portfolios overseen by Director: 40
Director since: 1997
Principal Occupations During Past 5 Years: Professor of Law, Washburn Law School (1988 to present); Dean, Washburn Law School (1988 to 2001)
Other Directorships held by Director: Director, Am Vestors CBO II, Inc., a bond investment firm

John A. Dillingham (64)

4040 Northwest Claymont Drive, Kansas City, MO 64116
Position held with Fund: Director
Number of portfolios overseen by Director: 40
Director since: 1997
Principal Occupations During Past 5 Years: President and Director, JoDill Corp. (1980 to present) and Dillingham Enterprises, Inc. (1997 to present), both farming enterprises
Other Directorships held by Director: Chairman, Kansas City Municipal Assistance Corp., a bonding authority; Director, Salvation Army

David P. Gardner (70)

6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund: Director
Number of portfolios overseen by Director: 40
Director since: 1998
Principal Occupation During Past 5 Years: President, William and Flora Hewlett Foundation (1993 to 1999)
Other Directorships held by Director: Chairman, J. Paul Getty Trust; Director, Fluor Corp. and The Salzburg Seminar

Linda K. Graves (50)

6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund: Director
Number of portfolios overseen by Director: 40
Director since: 1995
Principal Occupation During Past 5 Years: Shareholder/Attorney, Levy & Craig, P.C. (on leave of absence, 1994 to present); First Lady of Kansas (1995 to 2003);
Other Directorships held by Director: None

Joseph Harroz, Jr. (36)

6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund: Director
Number of portfolios overseen by Director: 68
Director since: 1998
Principal Occupations During Past 5 Years: Vice President and General Counsel of the Board of Regents, University of Oklahoma (1996 to present); Adjunct Professor, University of Oklahoma Law School (1997 to present); Managing Member, Harroz Investments, LLC, commercial enterprise investments (1998 to present)
Other Directorships held by Director: None

John F. Hayes (83)

6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund: Director
Number of portfolios overseen by Director: 40
Director since: 1988
Principal Occupation During Past 5 Years: Shareholder, Gilliland & Hayes, PA, a law firm
Other Directorships held by Director: Director, Central Bank & Trust; Director, Central Financial Corp.

Glendon E. Johnson (79)

6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund: Director
Number of portfolios overseen by Director: 40
Director since: 1971
Principal Occupations During Past 5 Years: formerly, Chief Executive Officer and Director, John Alden Financial Corp. (1987 to 1998)
Other Directorships held by Director: Manager, Castle Valley Ranches LLC; Chairman, Wellness Council of America; Chairman, Bank Assurance Partners, marketing; Executive Board and Advisory Committee, Boy Scouts of America

Eleanor B. Schwartz (66)

6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund: Director
Number of portfolios overseen by Director: 68
Director since: 1995
Principal Occupations During Past 5 Years: Professor Emeritus, University of Missouri at Kansas City (2003 to present); Professor of Business Administration, University of Missouri at Kansas City (1980 to 2003); Chancellor, University of Missouri at Kansas City (1991 to 1999)
Other Directorships held by Director: None

Frederick Vogel III (68)

6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund: Director
Number of portfolios overseen by Director: 40
Director since: 1971
Principal Occupation During Past 5 Years: Retired
Other Directorships held by Director: None

Interested Directors

Robert L. Hechler (66)
6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund: Director; formerly, President, Principal Financial Officer
Number of portfolios overseen by Director: 24
Director since: 1998
Principal Occupations During Past 5 Years: Consultant of WDR and W&R (2001 to present); Director of WDR (1998 to 2003); Executive Vice President and Chief Operating Officer of WDR (1998 to 2001); Director, Principal Financial Officer and Treasurer of W&R (1981 to 2001); Chief Executive Officer and President of W&R (1993 to 2001); Director, Executive Vice President, Principal Financial Officer and Treasurer of WRIMCO (1985 to 2001); Director and Treasurer of WRSCO (1981 to 2001); President of WRSCO (1981 to 1999)
Other Directorships held by Director: None

Henry J. Herrmann (60)

6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund: Director and President; formerly, Vice President
Number of portfolios overseen by Director: 68
Director since: 1998; President since: 2001
Principal Occupation(s) During Past 5 Years: Director, President and Chief Investment Officer of WDR (1998 to present); President and Chief Executive Officer of WRIMCO (1993 to present); Chief Investment Officer of WRIMCO (1991 to present); President, Chief Executive Officer and Director of Waddell & Reed Ivy Investment Company (WRIICO), an affiliate of WDR (2002 to present); President of each of the Funds in the Fund Complex (2001 to present); Director of each of the Funds in the Fund Complex (1998 to present); President of Ivy Fund (2002 to present); Treasurer of WDR (1998 to 1999)
Other Directorships held by Director: Director, Austin, Calvert & Flavin, an affiliate of WRIMCO; Chairman of the Board and Director, Ivy Services, Inc. (ISI) an affiliate of WDR; Director of W&R; Director of WRIMCO

Frank J. Ross, Jr. (50)

Polsinelli, Shalton & Welte, 700 West 47th Street, Suite 1000, Kansas City, MO 64112
Position held with Fund: Director
Number of portfolios overseen by Director: 40
Director since: 1996
Principal Occupation During Past 5 Years: Shareholder/Director, Polsinelli, Shalton & Welte, a law firm (1980 to present)
Other Directorships held by Director: Director, Columbian Bank & Trust

Keith A. Tucker (58)

6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund: Chairman of the Board of Directors and Director; formerly, President
Number of portfolios overseen by Director: 68
Director since: 1993; Chairman of the Board of Directors since: 1998
Principal Occupation(s) During Past 5 Years: Chairman of the Board of Directors, Director and Chief Executive Officer of WDR (1998 to present); Chairman of the Board of Directors and Director of W&R, WRIMCO and WRSCO (1993 to present); Chairman of the Board of Directors of each of the Funds in the Fund Complex (1998 to present); Director of each of the Funds in the Fund Complex (1993 to present); Principal Financial Officer of WDR (1998 to 1999); Vice Chairman of the Board of Directors of Torchmark Corporation (1991 to 1998);
Other Directorships held by Director: None

Officers

Theodore W. Howard (61)

6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund: Vice President, Treasurer, Principal Accounting Officer, and Principal Financial Officer
Officer since: Treasurer and Principal Accounting Officer since 1976; Vice President since 1987; Principal Financial Officer since 2002
Principal Occupation(s) During Past 5 Years: Senior Vice President of WRSCO (2001 to present); Treasurer and Principal Accounting Officer of each of the Funds in the Fund Complex (1976 to present); Vice President of each of the Funds in the Fund Complex (1987 to present); Principal Financial Officer of each of the Funds in the Fund Complex (2002 to present); Vice President of Ivy Fund (2002 to present); Treasurer of Ivy Fund (since 2003); Assistant Treasurer of Ivy Fund (2002 to 2003); Vice President of WRSCO (1988 to 2001)
Directorships held: None

Kristen A. Richards (35)

6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund: Vice President, Secretary and Associate General Counsel
Officer since: Vice President, Secretary and Associate General Counsel since 2000
Principal Occupation(s) During Past 5 Years: Vice President, Associate General Counsel and Chief Compliance Officer of WRIMCO (2000 to present); Vice President, Associate General Counsel and Chief Compliance Officer of WRIICO (2002 to present); Vice President and Secretary of each of the Funds in the Fund Complex (2000 to present); Vice President and Secretary of Ivy Fund (2002 to present); Assistant Secretary of each of the funds in the Fund Complex (1998 to 2000); Compliance Officer of WRIMCO (1995 to 1998)
Directorships held: None

Daniel C. Schulte (37)

6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund: Vice President, Assistant Secretary and General Counsel
Officer since: Vice President, Assistant Secretary and General Counsel since 2000
Principal Occupation(s) During Past 5 Years: Vice President, and General Counsel of WDR (2000 to present); Assistant Secretary of WDR (2003 to present); Senior Vice President, Secretary and General Counsel of W&R, WRIMCO and WRSCO (2000 to present); Senior Vice President of ISI (2002 to present); Senior Vice President, General Counsel and Assistant Secretary of WRIICO (2002 to present); Vice President, General Counsel and Assistant Secretary of each of the Funds in the Fund Complex (2000 to present); Vice President and Assistant Secretary of Ivy Fund (2002 to present); Secretary of WDR (2000 to 2003); an attorney with Klenda, Mitchell, Austerman & Zuercher, L.L.C. (1994 to 1998)
Directorships held: None

Annual Privacy Notice

Waddell & Reed, Inc., Waddell & Reed Advisors Group of Mutual Funds, Ivy Funds, Inc. and Waddell & Reed InvestEd Portfolios, Inc. ("Waddell & Reed") are committed to ensuring their customers have access to a broad range of products and services to help them achieve their personal financial goals. In the course of doing business with Waddell & Reed, customers are requested to share financial information and they may be asked to provide other personal details. Customers can be assured that Waddell & Reed is diligent in its efforts to keep such information confidential.

Recognition of a Customer's Expectation of Privacy

At Waddell & Reed, we believe the confidentiality and protection of customer information is one of our fundamental responsibilities. And while information is critical to providing quality service, we recognize that one of our most important assets is our customers' trust. Thus, the safekeeping of customer information is a priority for Waddell & Reed.

Information Collected

In order to tailor available financial products to your specific needs, Waddell & Reed may request that you complete a variety of forms that require nonpublic personal information about your financial history and other personal details, including but not limited to, your name, address, social security number, assets, income and investments. Waddell & Reed may also gather information about your transactions with us, our affiliates and others.

Categories of Information that may be Disclosed

While Waddell & Reed may disclose information it collects from applications and other forms, as described above, we at Waddell & Reed also want to assure all of our customers that whenever information is used, it is done with discretion. The safeguarding of customer information is an issue we take seriously.

Categories of Parties to whom we disclose nonpublic personal information

Waddell & Reed may disclose nonpublic personal information about you to the following types of third parties: selectively chosen financial service providers, whom we believe have valuable products or services that could benefit you. Whenever we do this, we carefully review the company and the product or service to make sure that it provides value to our customers. We share the minimum amount of information necessary for that company to offer its product or service. We may also share information with unaffiliated companies that assist us in providing our products and services to our customers; in the normal course of our business (for example, with consumer reporting agencies and government agencies); when legally required or permitted in connection with fraud investigations and litigation; and at the request or with the permission of a customer.

Opt Out Right

If you prefer that we not disclose nonpublic personal information about you to nonaffiliated third parties, you may opt out of those disclosures, that is, you may direct us not to make those disclosures (other than disclosures permitted by law). If you wish to opt out of disclosures to nonaffiliated third parties, please provide a written request to opt-out with your name and account number(s) or social security number to: Waddell & Reed, Attn: Opt Out Notices, P.O. Box 29220, Shawnee Mission, Kansas 66201. You may also call 1-888-Waddell and a Client Services Representative will assist you.

Confidentiality and Security

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products and services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

________________________________

Householding Notice

If you currently receive one copy of the shareholder reports and prospectus for your household (even if more than one person in your household owns shares of the Fund) and you would prefer to receive separate shareholder reports and prospectuses for each account holder living at your address, you can do either of the following:

Fax your request to 800-532-2749.

Write to us at the address listed on the inside back cover for Waddell & Reed, Inc.

Please list each account for which you would like to receive separate shareholder reports and prospectus mailings. We will resume sending separate documents within 30 days of receiving your request.

The Waddell & Reed Advisors Group of Mutual Funds

Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Dividend Income Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors Government Securities Fund
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Limited-Term Bond Fund
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Vanguard Fund, Inc.

FOR MORE INFORMATION:

Contact your financial advisor, or your
local office as listed on your
Account Statement, or contact:
WADDELL & REED
CLIENT SERVICES
6300 Lamar Avenue
P.O. Box 29217
Shawnee Mission, KS 66201-9217
(888) WADDELL
(888) 923-3355
Our INTERNET address is:
http://www.waddell.com
For more complete information regarding any of the mutual funds in Waddell & Reed Advisors Funds, including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.

ITEM 2. CODE OF ETHICS.

As of September 30, 2003, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Principal Executive Officer and Principal Financial Officer. A copy of this code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the Registrant has determined that Glendon E. Johnson, Sr. is an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee. Mr. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report, the Registrant's Principal Executive Officer and Principal Financial Officer have concluded that such controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred over the Registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit:

Attached hereto as Exhibit 99.CODE.

(b)(1) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002.

Attached hereto as Exhibit 99.CERT.

(b)(2) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002.

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Muniicipal Bond Fund, Inc.
(Registrant)

By: /s/Kristen A. Richards
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Kristen A. Richards, Vice President and Secretary

Date: December 5, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Henry J. Herrmann
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Henry J. Herrmann, President and Principal Executive Officer

Date: December 5, 2003

By: /s/Theodore W. Howard
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Theodore W. Howard, Treasurer and Principal Financial Officer

Date: December 5, 2003